Asset-backed securitization debt (Details Textual) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Asset-backed securitization debt [Member]
Asset backed Securitization Debt Current And Noncurrent	¥ 8,780.0	¥ 4,430.0
Weighted Average Interest Rate For Outstanding asset backed Securitization Debt	5.70%	4.70%
Secured Debt [Member]
Interest charges	¥ 453.0	¥ 81.0